Significant and subsequent events and pending acquisitions	12 Months Ended
Oct. 31, 2018
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Significant and subsequent events and pending acquisitions

NOTE 35:  SIGNIFICANT AND SUBSEQUENT EVENTS, AND PENDING ACQUISITIONS

Acquisition of Greystone Managed Investments Inc.

On November 1, 2018, the Bank acquired 100% of the outstanding equity of Greystone Capital Management Inc., the parent company of Greystone Managed Investments Inc. (Greystone) for consideration of $817 million, of which $475 million was paid in cash and $342 million was paid in the Bank's common shares. The value of 4.7 million common shares issued as consideration was based on the volume weighted-average market price of the Bank's common shares over the 10 trading day period immediately preceding the fifth business day prior to the acquisition date and was recorded based on market price at close. Common shares of $167 million issued to employee shareholders in respect of the purchase price will be held in escrow for two years post-acquisition, subject to their continued employment, and will be recorded as a compensation expense over the two-year escrow period.

The acquisition is accounted for as a business combination under the purchase method. As at November 1, 2018, the acquisition contributed $169 million of assets and $55 million of liabilities. The excess of accounting consideration over the fair value of the identifiable net assets is allocated to customer relationship intangibles of $140 million, deferred tax liability of $37 million and goodwill of $433 million. Goodwill is not deductible for tax purposes. The results of the acquisition will be consolidated from the acquisition date and reported in the Canadian Retail segment. The purchase price allocation is subject to refinement and may be adjusted to reflect new information about facts and circumstances that existed at the acquisition date during the measurement period.

Agreement for Air Canada Credit Card Loyalty Program

On November 26, 2018, the Bank finalized a long-term loyalty program agreement (the ''Loyalty Agreement'') with Air Canada. Under the terms of the Loyalty Agreement, the Bank will become the primary credit card issuer for Air Canada’s new loyalty program when it launches in 2020 through to 2030. The Loyalty Agreement was finalized in conjunction with Air Canada entering into a definitive share purchase agreement with Aimia Inc. (''Aimia'') for the acquisition of Aimia Canada Inc., which operates the Aeroplan loyalty business (the ''Transaction''), for an aggregate purchase price of $450 million in cash and the assumption of approximately $1.9 billion of Aeroplan Miles liability. The closing of the Transaction is subject to the satisfaction of certain conditions, including receipt of Aimia shareholder approval and customary regulatory approvals. The Loyalty Agreement will become effective upon the closing of the Transaction and TD Aeroplan cardholders will become members of Air Canada’s new loyalty program and their miles will be transitioned when Air Canada’s new loyalty program launches in 2020.

If the proposed Transaction is completed, the Bank will pay $622 million plus applicable sales tax to Air Canada, of which $547 million ($446 million after sales and income taxes) will be recognized as an expense during the first quarter of 2019 to be reported in the Canadian Retail segment, and $75 million will be recognized as an intangible asset amortized over the Loyalty Agreement term. In addition, the Bank will prepay $308 million plus applicable sales tax for the future purchase of loyalty points over a ten year period. The Bank also expects to incur additional pre-tax costs of approximately $100 million over two years to build the functionality required to facilitate the new program.

Normal Course Issuer Bid

As approved by the Board on November 28, 2018, the Bank announced its intention to amend its normal course issuer bid (NCIB) for up to an additional 20 million of its common shares, subject to the approval of OSFI and the TSX. The timing and amount of any purchases under the program are subject to regulatory approvals and to management discretion based on factors such as market conditions and capital adequacy.

Redemption of TD CaTS III Securities

On November 26, 2018, TD Capital Trust III announced its intention to redeem all of the outstanding TD Capital Trust III Securities – Series 2008 (TD CaTS III) on December 31, 2018, at a redemption price per TD CaTS III of $1,000, plus the unpaid distribution payable on the redemption date of December 31, 2018.